Employee Stock Options (Details) - Employee Stock Option [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Summary of assumptions used to estimate fair value of stock options granted
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	90.00%
Risk-free interest rate		2.49%
Expected life of options	4 years		4 years
Minimum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Expected volatility		83.00%	80.00%	82.00%
Risk-free interest rate	2.40%		2.41%	1.50%
Expected life of options		2 years 6 months		2 years 6 months
Maximum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Expected volatility		86.00%	96.00%	101.00%
Risk-free interest rate	2.47%		2.93%	2.62%
Expected life of options		3 years		4 years